Segments Disclosures - Reported Segment Earnings (Loss) and Segment Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 2,845	$ 3,355	$ 2,976
Fuel and purchased power	939	1,060	1,263
Carbon compliance	112	112	78
Gross margin	1,794	2,183	1,635
OM&A	655		521
Taxes, other than income taxes	36	29	33
Net other operating loss (income)	(59)	(47)	(58)
Equity income	5	4	9
Finance lease income	14	12	19
Depreciation and amortization (Note 19, 20, 21 and 27)	(531)	(621)	(599)
Asset impairment charges	(46)	48	(9)
Interest income	30	59	24
Interest expense	324	281	286
Foreign exchange gain (loss)	5	(7)	4
Gain on sale of assets and other	4	4	52
Earnings before income taxes	319	880	353
Previously Reported
Disclosure of operating segments [line items]
Revenue	2,845	3,355	2,976
Fuel and purchased power	939	1,060	1,263
OM&A	655	539	521
Net other operating loss (income)	(59)	(47)	(58)
Operating segments
Disclosure of operating segments [line items]
Revenue	2,875	3,326	3,495
Fuel and purchased power	934	1,056	1,259
Carbon compliance	112	112	78
Gross margin	1,829	2,158	2,158
OM&A	590		521
Taxes, other than income taxes	36	30	35
Net other operating loss (income)	(50)	(46)	(54)
Adjusted EBITDA	1,253	1,632	1,656
Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	2,866	3,376	2,990
Fuel and purchased power	939	1,060	1,263
OM&A	659	542	523
Net other operating loss (income)	(59)	(47)	(61)
Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	3	(37)	378
Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	(6)	(81)	43
Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	21	55	46
Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	14	12	19
Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	(1)
Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	(20)		20
OM&A	(31)		(2)
Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	(2)	1	(1)
Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	(1)
Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	(14)
Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	(24)
Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	9
Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		1
Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			7
Material reconciling items
Disclosure of operating segments [line items]
Revenue	(9)	50	(505)
Fuel and purchased power	5	4	4
Carbon compliance	0	0	0
Gross margin	(14)	46	(509)
OM&A	69		2
Taxes, other than income taxes	0	0	0
Net other operating loss (income)	(9)	(1)	(7)
Material reconciling items | Previously Reported
Disclosure of operating segments [line items]
Revenue	0	0
Fuel and purchased power	0	0	0
OM&A	0	0	0
Net other operating loss (income)	0	0	0
Material reconciling items | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(3)	37	(378)
Material reconciling items | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	6	81	(43)
Material reconciling items | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	(21)	(55)	(46)
Material reconciling items | Finance lease income
Disclosure of operating segments [line items]
Revenue	(14)	(12)	(19)
Material reconciling items | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	1
Material reconciling items | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	20		(20)
OM&A	31		2
Material reconciling items | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	2	(1)	1
Material reconciling items | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	1
Material reconciling items | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	4	4	4
Material reconciling items | ERP integration costs
Disclosure of operating segments [line items]
OM&A	14
Material reconciling items | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	24
Material reconciling items | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	(9)
Material reconciling items | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		(1)
Material reconciling items | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			(7)
Material reconciling items | Equity- accounted investments
Disclosure of operating segments [line items]
Revenue	(21)	(21)	(14)
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	(21)	(21)	(14)
OM&A	(4)		(2)
Taxes, other than income taxes	0	(1)	(2)
Net other operating loss (income)	0	0	3
Material reconciling items | Equity- accounted investments | Previously Reported
Disclosure of operating segments [line items]
Revenue	(21)	(21)	(14)
Fuel and purchased power	0	0	0
OM&A	(4)	(3)	(2)
Net other operating loss (income)	0		3
Material reconciling items | Equity- accounted investments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Equity- accounted investments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Equity- accounted investments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Equity- accounted investments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Equity- accounted investments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	0
Material reconciling items | Equity- accounted investments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	0		0
OM&A	0		0
Material reconciling items | Equity- accounted investments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Equity- accounted investments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	0
Material reconciling items | Equity- accounted investments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Material reconciling items | Equity- accounted investments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0
Material reconciling items | Equity- accounted investments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A
Material reconciling items | Equity- accounted investments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	0
Material reconciling items | Equity- accounted investments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		0
Material reconciling items | Equity- accounted investments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Hydro | Operating segments
Disclosure of operating segments [line items]
Revenue	390	529	627
Fuel and purchased power	16	19	22
Carbon compliance	0	0	0
Gross margin	374	510	605
OM&A	55		53
Taxes, other than income taxes	3	3	3
Net other operating loss (income)	0	0	0
Adjusted EBITDA	316	459	549
Hydro | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	409	533	606
Fuel and purchased power	16	19	22
OM&A	86	48	55
Net other operating loss (income)	0	0	0
Hydro | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	1	(4)	1
Hydro | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	0
Hydro | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	(20)		20
OM&A	(31)		(2)
Hydro | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	0
Hydro | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Hydro | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0
Hydro | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0
Hydro | Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	0
Hydro | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		0
Hydro | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Wind and Solar | Operating segments
Disclosure of operating segments [line items]
Revenue	449	373	407
Fuel and purchased power	30	30	31
Carbon compliance	0	0	1
Gross margin	419	343	375
OM&A	97		68
Taxes, other than income taxes	16	12	12
Net other operating loss (income)	(10)	(6)	(16)
Adjusted EBITDA	316	257	311
Wind and Solar | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	357	357	303
Fuel and purchased power	30	30	31
OM&A	97	80	68
Net other operating loss (income)	(10)	(7)	(23)
Wind and Solar | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	84	16	104
Wind and Solar | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Wind and Solar | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	2	0	0
Wind and Solar | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	6	0	0
Wind and Solar | Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	0
Wind and Solar | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	0		0
OM&A	0		0
Wind and Solar | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Wind and Solar | Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	0
Wind and Solar | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Wind and Solar | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0
Wind and Solar | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0
Wind and Solar | Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	0
Wind and Solar | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		1
Wind and Solar | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			7
Gas | Operating segments
Disclosure of operating segments [line items]
Revenue	1,321	1,525	1,521
Fuel and purchased power	470	449	637
Carbon compliance	145	112	83
Gross margin	706	964	801
OM&A	198		195
Taxes, other than income taxes	13	11	15
Net other operating loss (income)	(40)	(40)	(38)
Adjusted EBITDA	535	801	629
Gas | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	1,350	1,514	1,209
Fuel and purchased power	475	453	641
OM&A	198	192	195
Net other operating loss (income)	(40)	(40)	(38)
Gas | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(60)	(67)	251
Gas | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	7	10	(4)
Gas | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	19	55	46
Gas | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	8	12	19
Gas | Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	(1)
Gas | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	0		0
OM&A	0		0
Gas | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	(2)	1	0
Gas | Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	(1)
Gas | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Gas | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0
Gas | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0
Gas | Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	0
Gas | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		0
Gas | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Energy Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	582	746	724
Fuel and purchased power	418	557	566
Carbon compliance	1	0	(1)
Gross margin	163	189	159
OM&A	69		69
Taxes, other than income taxes	3	3	4
Net other operating loss (income)	0	0	0
Adjusted EBITDA	91	122	86
Energy Transition | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	616	751	714
Fuel and purchased power	418	557	566
OM&A	69	64	69
Net other operating loss (income)	(9)	0	0
Energy Transition | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(36)	(5)	10
Energy Transition | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	2	0	0
Energy Transition | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	0
Energy Transition | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	0		0
OM&A	0		0
Energy Transition | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	0
Energy Transition | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Transition | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0
Energy Transition | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0
Energy Transition | Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	9
Energy Transition | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		0
Energy Transition | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Energy Marketing | Operating segments
Disclosure of operating segments [line items]
Revenue	167	152	218
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	167	152	218
OM&A	36		35
Taxes, other than income taxes	0	0	0
Net other operating loss (income)	0	0	0
Adjusted EBITDA	131	109	183
Energy Marketing | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	168	220	160
Fuel and purchased power	0	0	0
OM&A	36	43	35
Net other operating loss (income)	0	0	0
Energy Marketing | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	14	23	12
Energy Marketing | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	(15)	(91)	47
Energy Marketing | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Marketing | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Marketing | Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	0
Energy Marketing | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	0		0
OM&A	0		0
Energy Marketing | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	(1)
Energy Marketing | Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	0
Energy Marketing | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Marketing | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	0
Energy Marketing | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	0
Energy Marketing | Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	0
Energy Marketing | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		0
Energy Marketing | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue	(34)	1	(2)
Fuel and purchased power	0	1	3
Carbon compliance	(34)	0	(5)
Gross margin	0	0	0
OM&A	135		101
Taxes, other than income taxes	1	1	1
Net other operating loss (income)	0	0	0
Adjusted EBITDA	(136)	(116)	(102)
Corporate | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	(34)	1	(2)
Fuel and purchased power	0	1	3
OM&A	173	115	101
Net other operating loss (income)	0	0	0
Corporate | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Revenues from Planned Divestitures
Disclosure of operating segments [line items]
Revenue	0
Corporate | Operating segments | Brazeau penalties
Disclosure of operating segments [line items]
Revenue	0		0
OM&A	0		0
Corporate | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Fuel and purchased power related to Planned Divestitures
Disclosure of operating segments [line items]
Fuel and purchased power	0
Corporate | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Corporate | Operating segments | ERP integration costs
Disclosure of operating segments [line items]
OM&A	(14)
Corporate | Operating segments | Acquisition-related transaction and restructuring costs
Disclosure of operating segments [line items]
OM&A	(24)
Corporate | Operating segments | Sundance A decommissioning cost reimbursement
Disclosure of operating segments [line items]
Net other operating loss (income)	$ 0
Corporate | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)		$ 0
Corporate | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			$ 0